Consolidated Statements of Equity - USD ($) $ in Millions		Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Beginning Balance at Dec. 31, 2014		$ 8,036	$ 4	$ 1,718	$ 4,630	$ 1,044	$ 7,396	$ 640
Comprehensive income (loss):
Net income (loss)		935			1,031		1,031	(96)
Other comprehensive income (loss)		(677)				(677)	(677)
Total comprehensive income (loss)		258			1,031	(677)	354	(96)
Change in noncontrolling interest		100						100
Ending Balance at Dec. 31, 2015		8,394	4	1,718	5,661	367	7,750	644
Comprehensive income (loss):
Net income (loss)		778			869		869	(91)
Other comprehensive income (loss)		259				259	259
Total comprehensive income (loss)		1,037			869	259	1,128	(91)
Change in noncontrolling interest		114						114
Ending Balance at Dec. 31, 2016		9,545	4	1,718	6,530	626	8,878	667
Comprehensive income (loss):
Net income (loss)		1,309			1,405		1,405	(96)
Other comprehensive income (loss)		450				450	450
Total comprehensive income (loss)		1,759			1,405	450	1,855	(96)
Cumulative effect of adoption of accounting principle	[1]				(232)	232
Change in noncontrolling interest		167						167
Ending Balance at Dec. 31, 2017		$ 11,471	$ 4	$ 1,718	$ 7,703	$ 1,308	$ 10,733	$ 738

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.